Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2021	190,956,476	$5,580.1
Exercise of stock options	5,614	0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5

Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

(b)	At-the-Market Equity Program

Schedule of dividends paid

	2022	2021
Cash dividends	$197.6	$179.6
DRIP dividends	48.2	41.8
	$245.8	$221.4

Schedule of options to purchase common shares that have been granted

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2021	745,962	C$	90.08
Granted	81,698	C$	168.43
Exercised	(5,614)	C$	87.60
Forfeited	—	C$	—
Stock options outstanding, at December 31, 2021	822,046	C$	97.88

Stock options outstanding, at January 1, 2022	822,046	C$	97.88
Granted	67,604	C$	183.61
Exercised	(148,295)	C$	82.81
Forfeited	(16,702)	C$	168.43
Stock options outstanding, at December 31, 2022	724,653	C$	107.34

Exercisable stock options, at December 31, 2021	664,589	C$	83.03
Exercisable stock options, at December 31, 2022	584,522	C$	90.84

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2022	2021
Risk-free interest rate	2.93%	1.21%
Expected dividend yield	0.92%	0.91%
Expected price volatility of the Company’s common shares	30.0%	29.1%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	28,056	28,056	0.94
C$46.17	37,500	37,500	0.63
C$58.67	20,000	20,000	2.64
C$59.52	31,795	31,795	1.95
C$65.76	55,353	55,353	2.95
C$75.45	119,574	119,574	3.95
C$88.76	45,082	45,082	5.64
C$94.57	59,221	59,221	5.95
C$100.10	56,470	56,470	4.94
C$129.32	77,408	77,408	6.95
C$168.43	64,996	13,000	8.94
C$168.72	7,968	—	9.64
C$171.33	61,594	41,063	7.95
C$178.01	8,030	—	9.38
C$181.57	29,470	—	9.37
C$185.70	2,299	—	9.88
C$194.65	19,837	—	9.95
	724,653	584,522	5.44

Schedule of number of shares outstanding

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2021	66,996	35,712	102,708
Granted	38,803	15,840	54,643
Settled	(39,005)	(19,452)	(58,457)
Balance at December 31, 2021	66,794	32,100	98,894

Balance at January 1, 2022	66,794	32,100	98,894
Granted	37,486	15,643	53,129
Settled	(33,229)	(16,690)	(49,919)
Balance at December 31, 2022	71,051	31,053	102,104

Schedule of share purchase warrants

	2022	2021
Common shares outstanding	191,892,691	191,334,392
Stock options	724,653	822,046
Restricted Share Units	102,104	98,894
	192,719,448	192,255,332

DSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares outstanding

	2022	2021
Balance at beginning of year	107,635	119,025
Granted	14,703	15,416
Settled	(12,210)	(26,806)
Balance at end of year	110,128	107,635